UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22431

RiverPark Funds Trust
(Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor
New York, NY 10019
(Address of Principal Executive Office) (Zip Code)

Morty Schaja
156 West 56th Street, 17th Floor
New York, NY 10019
(Name and Address of Agent for Service)

With copies to:
Thomas R. Westle
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

(212) 484-2100
(Registrant's Telephone Number, including Area Code)

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments

RiverPark Large Growth Fund June 30, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.7%**
Consumer Discretionary – 28.3%
Amazon.com*	1,600	$1,549
CarMax*	22,168	1,398
Chipotle Mexican Grill, Cl A*	1,128	469
Dollar Tree*	26,847	1,877
Dollarama^	11,226	1,073
Las Vegas Sands	24,691	1,577
NIKE, Cl B	17,189	1,014
Priceline Group*	979	1,831
Starbucks	12,841	749
Walt Disney	15,686	1,667
		13,204
Energy – 5.1%
EOG Resources	10,007	906
Schlumberger	14,279	940
Southwestern Energy*	84,691	515
		2,361
Financials – 18.2%
Affiliated Managers Group	3,547	588
BlackRock, Cl A	1,222	516
Charles Schwab	39,304	1,689
CME Group, Cl A	11,158	1,398
Intercontinental Exchange	15,742	1,038
TD Ameritrade Holding	24,549	1,055
The Blackstone Group LP (a)	66,600	2,221
		8,505
Health Care – 5.7%
Align Technology*	7,799	1,171
Illumina*	3,304	573
Intuitive Surgical*	984	920
		2,664
Information Technology – 29.6%
Adobe Systems*	10,741	1,519
Alliance Data Systems	5,824	1,495
Alphabet, Cl A*	1,186	1,103
Alphabet, Cl C*	1,213	1,102
Apple	11,587	1,669
eBay*	35,131	1,227
Facebook, Cl A*	14,697	2,219
Mastercard, Cl A	11,400	1,385
Trimble*	17,108	610
Visa, Cl A	15,701	1,472
		13,801
Real Estate – 11.8%
American Tower REIT, Cl A	12,072	1,597
CBRE Group, Cl A*	32,623	1,187
Equinix REIT	3,816	1,638
Realogy Holdings	34,284	1,113
		5,535
Total Common Stock
(Cost $30,459) (000)		46,070

Total Investments — 98.7%
(Cost $30,459) (000) †		$46,070

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $46,686 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
(a)	Security considered Master Limited Partnership. At June 30, 2017, these securities amounted to $2,221 (000) or 4.8% of Net Assets.

Cl — Class
LP — Limited Partnership
REIT — Real Estate Investment Trust

†
At June 30, 2017, the tax basis cost of the Fund's investments was $30,459 (000) and the unrealized appreciation and depreciation were $17,395 (000) and ($1,784) (000), respectively.

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1400

RiverPark/Wedgewood Fund June 30, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.5%**
Consumer Discretionary – 18.3%
Priceline Group*	23,500	$43,957
Ross Stores	459,000	26,498
TJX	347,000	25,043
Tractor Supply	685,000	37,134
		132,632
Consumer Staples – 9.6%
Kraft Heinz	556,000	47,616
TreeHouse Foods*	274,000	22,383
		69,999
Energy – 10.0%
Core Laboratories	315,000	31,900
Schlumberger	617,000	40,623
		72,523
Financials – 12.1%
Berkshire Hathaway, Cl B*	371,000	62,836
Charles Schwab	574,000	24,659
		87,495
Health Care – 5.5%
Celgene*	165,000	21,429
Edwards Lifesciences*	155,000	18,327
		39,756
Industrials – 8.7%
Fastenal	772,000	33,605
Verisk Analytics, Cl A*	353,000	29,783
		63,388
Information Technology – 33.3%
Alphabet, Cl A*	49,500	46,019
Apple	366,500	52,783
Cognizant Technology Solutions, Cl A	328,000	21,779
PayPal Holdings*	689,000	36,979
QUALCOMM	720,000	39,759
Visa, Cl A	469,000	43,983
		241,302
Total Common Stock
(Cost $503,621) (000)		707,095

Total Investments — 97.5%
(Cost $503,621) (000) †		$707,095

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $725,518 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

†
At June 30, 2017, the tax basis cost of the Fund's investments was $503,621 (000) and the unrealized appreciation and depreciation were $215,563 (000) and ($12,089) (000), respectively.

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1400

RiverPark Short Term High Yield Fund June 30, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 83.8%
Consumer Discretionary – 38.6%
AV Homes
8.500%, 07/01/19	$23,625	$24,378
Cablevision Systems
8.625%, 09/15/17	2,462	2,496
Caesars Entertainment Resort Properties
8.000%, 10/01/20	10,000	10,325
Chester Downs & Marina
9.250%, 02/01/20 (a)	4,082	4,225
DISH DBS
4.625%, 07/15/17	14,244	14,262
Hertz
6.750%, 04/15/19	6,938	6,938
Intelsat Luxembourg
7.250%, 04/01/19	40,447	40,508
International Automotive Components Group
9.125%, 06/01/18 (a)	23,642	23,228
Jo-Ann Stores
8.125%, 03/15/19 (a)	16,481	16,502
MGM Resorts International
11.375%, 03/01/18	18,250	19,459
MHGE Parent
8.500%, 08/01/19 (a)	20,887	20,991
Michaels Stores
5.875%, 12/15/20 (a)	12,466	12,778
NAI Entertainment Holdings
5.000%, 08/01/18 (a)	15,330	15,407
Nathan's Famous
10.000%, 03/15/20 (a)	19,500	20,841
Sally Holdings
5.750%, 06/01/22	8,020	8,250
Sirius XM Radio
4.250%, 05/15/20 (a)	40,000	40,484
TEGNA
5.125%, 10/15/19	9,615	9,843
WideOpenWest Finance
10.250%, 07/15/19	38,200	39,394
		330,309
Consumer Staples – 8.4%
Beverages & More
10.000%, 11/15/18 (a)	27,378	28,107
CST Brands
5.000%, 05/01/23	2,875	3,034
DS Services of America
10.000%, 09/01/21 (a)	21,607	22,957
HRG Group
7.875%, 07/15/19	16,338	16,750
Wells Enterprises
6.750%, 02/01/20 (a)	989	1,024
		71,872
Energy – 2.4%
Access Midstream Partner
4.875%, 05/15/23	6,397	6,654
Aker BP
10.250%, 05/27/22 (a)	12,300	13,591
		20,245
Financials – 4.5%
American Equity Investment
6.625%, 07/15/21	7,600	7,862
National Financial Partner
9.000%, 07/15/21 (a)	11,742	12,324
Provident Funding Associates
6.750%, 06/15/21 (a)	18,130	18,757
		38,943
Health Care – 1.4%
Tenet Healthcare
4.746%, 06/15/20	11,665	11,783

Industrials – 3.7%
Clean Harbors
5.250%, 08/01/20	3,365	3,420
Cleaver-Brooks
8.750%, 12/15/19 (a)	4,593	4,742
HC2 Holdings
11.000%, 12/01/19 (a)	8,214	8,440
Icahn Enterprises
4.875%, 03/15/19	14,395	14,611
		31,213
Information Technology – 2.0%
Brocade Communications Systems
1.375%, 01/01/20	12,000	12,203
j2 Cloud Services
8.000%, 08/01/20	4,837	4,959
		17,162
Materials – 16.3%
CF Industries
6.875%, 05/01/18	3,856	4,015
Chemtura
5.750%, 07/15/21	54,395	56,044
Consolidated Container
10.125%, 07/15/20 (a)	55,825	57,388
Reynolds Group Issuer
5.750%, 10/15/20	8,385	8,591
Silgan Holdings
5.000%, 04/01/20	6,127	6,211
Taseko Mines
7.750%, 04/15/19	6,990	7,003
		139,252
Real Estate – 3.4%
Homefed
6.500%, 06/30/18 (a)	28,799	29,015

Telecommunication Services – 3.1%
FairPoint Communications
8.750%, 08/15/19 (a)	600	617

RiverPark Short Term High Yield Fund June 30, 2017 (Unaudited)

Description	Face Amount (000)/Shares	Value (000)
Level 3 Financing
4.939%, 01/15/18 (b)	$9,706	$9,751
Sprint Communications
8.375%, 08/15/17	16,420	16,564
		26,932
Total Corporate Obligations
(Cost $717,740) (000)		716,726

Bank Loan Obligations — 9.4%
Dell International
3.050%, 12/31/18	29,000	29,029
Eastman Kodak
7.422%, 09/03/19	14,947	14,872
Fairpoint Communications
7.500%, 02/14/19	12,578	12,581
Kate Spade & Company
4.051%, 04/09/21	9,225	9,211
Lee Enterprises
7.295%, 03/31/19	4,507	4,496
Peabody Energy
4.250%, 09/24/20	2,000	2,032
Reddy Ice
6.750%, 05/01/19	7,789	7,686

Total Bank Loan Obligations
(Cost $80,077) (000)		79,907

Convertible Bond — 3.4%
Clearwire Communications
8.250%, 12/01/40 (a)	10,234	10,541
Starwood Property Trust
3.750%, 10/15/17 ‡	18,605	18,686

Total Convertible Bond
(Cost $29,289) (000)		29,227

Preferred Stock — 0.7%
Aspen Insurance Holdings
7.250%	132,969	3,324
PrivateBancorp Capital Trust IV
10.000%, 06/15/68	70,903	1,788
Public Storage‡
5.900%	9,994	251
SCE Trust I
5.625%	15,230	383

Total Preferred Stock
(Cost $5,760) (000)		5,746

Total Investments — 97.3%
(Cost $832,866) (000) †		$831,606

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$716,726	$—	$716,726
Bank Loan Obligations	—	79,907	—	79,907
Convertible Bonds	—	29,227	—	29,227
Preferred Stock	5,746	—	—	5,746
Total Investments in Securities	$5,746	$825,860	$—	$831,606

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $854,978 (000).
‡	Real Estate Investment Trust
(a)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)	Variable rate security - Rate disclosed is the rate in effect on June 30, 2017.
†
At June 30, 2017, the tax basis cost of the Fund's investments was $832,866 (000) and the unrealized appreciation and depreciation were $1,044 (000) and ($2,304) (000), respectively.

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1400

RiverPark Long/Short Opportunity Fund June 30, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 95.5%**
Consumer Discretionary – 26.1%
Amazon.com*	4,227	$4,092
CarMax* (a)	47,040	2,966
Chipotle Mexican Grill, Cl A*	2,719	1,131
Dollar Tree* (a)	7,221	505
Dollarama‡	29,026	2,773
Imax*	58,251	1,282
Las Vegas Sands (a)	3,743	239
NIKE, Cl B (a)	31,165	1,839
Priceline Group* (a) (b)	2,009	3,758
Starbucks (b)	32,832	1,915
Walt Disney (a) (b)	34,355	3,650
		24,150
Energy – 3.6%
EOG Resources (a)	15,119	1,368
Schlumberger (a)	17,870	1,177
Southwestern Energy* (a) (b)	132,376	805
		3,350
Financials – 21.1%
Affiliated Managers Group	9,396	1,558
BlackRock, Cl A	3,322	1,403
Charles Schwab	96,041	4,126
CME Group, Cl A (a)	14,052	1,760
Intercontinental Exchange	34,806	2,294
TD Ameritrade Holding	60,916	2,619
The Blackstone Group LP (b) (c)	172,198	5,743
		19,503
Health Care – 8.4%
Align Technology*	15,419	2,315
Illumina*	8,656	1,502
Intuitive Surgical* (b)	2,497	2,336
Pacira Pharmaceuticals*	32,624	1,556
		7,709
Information Technology – 26.0%
Adobe Systems*	22,715	3,213
Alliance Data Systems (a)	7,896	2,027
Alphabet, Cl A* (a) (b)	2,090	1,943
Alphabet, Cl C* (a)	1,714	1,558
Apple (a) (b)	16,332	2,352
eBay* (a)	48,342	1,688
Facebook, Cl A*	29,131	4,398
Mastercard, Cl A (b)	26,403	3,206
Trimble* (b)	53,282	1,901
Visa, Cl A (a) (b)	18,348	1,721
		24,007
Materials – 1.4%
Monsanto (b)	11,155	1,320

Real Estate – 8.9%
American Tower REIT, Cl A (a) (b)	15,942	2,109
CBRE Group, Cl A*	72,622	2,643
Equinix REIT (b)	8,159	3,502
		8,254
Total Common Stock
(Cost $57,972) (000)		88,293

Total Investments — 95.5%
(Cost $57,972) (000) †		$88,293

Schedule of Securities Sold Short, Not Yet Purchased
Common Stock — (63.3)%
Consumer Discretionary – (28.0)%
Best Buy	(26,736)	$(1,533)
BJ's Restaurants*	(24,939)	(929)
Coach	(32,172)	(1,523)
Columbia Sportswear	(21,649)	(1,257)
Darden Restaurants	(5,426)	(490)
Dick's Sporting Goods	(14,966)	(596)
Discovery Communications, Cl A*	(49,690)	(1,283)
Gap	(62,926)	(1,384)
Garmin	(38,094)	(1,944)
Harley-Davidson	(27,828)	(1,503)
Hibbett Sports*	(17,883)	(371)
Kohl's	(24,066)	(931)
Live Nation Entertainment*	(14,768)	(515)
Lululemon Athletica*	(9,317)	(556)
Nordstrom	(19,529)	(934)
Omnicom Group	(17,154)	(1,422)
Publicis Groupe	(18,249)	(1,361)
Red Robin Gourmet Burgers*	(16,794)	(1,096)
Scripps Networks Interactive, Cl A	(13,803)	(943)
Sonic	(34,920)	(925)
Sony ADR	(28,077)	(1,072)
Target	(17,996)	(941)
VF	(22,060)	(1,271)
WPP	(52,733)	(1,109)
		(25,889)
Consumer Staples – (6.7)%
Coca-Cola	(40,567)	(1,819)
Costco Wholesale	(5,924)	(947)
Kroger	(14,616)	(341)
Spectrum Brands Holdings	(9,411)	(1,177)
Wal-Mart Stores	(25,101)	(1,900)
		(6,184)
Financials – (2.5)%
Green Dot, Cl A*	(61,397)	(2,366)

Health Care – (1.1)%
Cerner*	(15,650)	(1,040)

Industrials – (1.3)%
Nielsen Holdings	(30,976)	(1,197)

RiverPark Long/Short Opportunity Fund June 30, 2017 (Unaudited)

Description	Shares	Value (000)
Information Technology – (12.9)%
Cars.com*	(13,210)	$(352)
Cimpress*	(14,761)	(1,395)
CommScope Holding*	(27,289)	(1,038)
Corning	(61,933)	(1,861)
Flex*	(107,224)	(1,749)
International Business Machines	(13,144)	(2,022)
j2 Global	(14,665)	(1,248)
Western Union	(80,593)	(1,535)
Zillow Group, Cl A*	(14,926)	(729)
		(11,929)
Real Estate – (6.3)%
GGP REIT	(42,861)	(1,010)
Iron Mountain REIT	(64,301)	(2,209)
Macerich REIT	(21,931)	(1,273)
Simon Property Group REIT	(8,144)	(1,318)
		(5,810)
Telecommunication Services – (4.5)%
AT&T	(41,261)	(1,557)
Cogent Communications Holdings	(25,385)	(1,018)
Verizon Communications	(34,806)	(1,554)
		(4,129)
Total Common Stock
(Proceeds $53,593) (000)		(58,544)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $53,593) (000) ††		$(58,544)

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$88,293	$—	$—	$88,293
Total Investments in Securities	$88,293	$—	$—	$88,293

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Common Stock	$(58,544)	$—	$—	$(58,544)
Total Securities Sold Short, Not Yet Purchased	$(58,544)	$—	$—	$(58,544)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swaps^	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

^
Total return swaps are valued at the unrealized appreciation (depreciation) on the instrument. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of June 30, 2017. The swaps are considered Level 2.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

RiverPark Long/Short Opportunity Fund June 30, 2017 (Unaudited)

A list of open swap agreements held by the Fund at June 30, 2017 was as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Contracts	Notional Amount (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	Alliance Data Systems	Fed Funds 1-Day - 0.45%	Total Return	09/13/17	2,156	$553	$-
Goldman Sachs International	Alliance Data Systems	LIBOR 1-Month - 0.50%	Total Return	02/06/18	5,112	1,312	-
Goldman Sachs International	Alphabet, Cl A	Fed Funds 1-Day - 0.45%	Total Return	09/11/17	379	352	-
Goldman Sachs International	Alphabet, Cl C	Fed Funds 1-Day - 0.45%	Total Return	09/11/17	808	734	-
Goldman Sachs International	American Tower	Fed Funds 1-Day - 0.45%	Total Return	10/13/17	9,923	1,313	-
Goldman Sachs International	Apple	Fed Funds 1-Day - 0.45%	Total Return	08/22/17	4,501	648	-
Goldman Sachs International	Apple	LIBOR 1-Month - 0.50%	Total Return	02/06/18	3,735	538	-
Goldman Sachs International	CarMax	LIBOR 1-Month - 0.50%	Total Return	04/18/18	17,291	1,090	-
Goldman Sachs International	CME Group	Fed Funds 1-Day - 0.45%	Total Return	10/13/17	14,172	1,775	-
Goldman Sachs International	Dollar Tree	LIBOR 1-Month - 0.50%	Total Return	08/30/17	2,721	190	-
Goldman Sachs International	Dollar Tree	LIBOR 1-Month - 0.50%	Total Return	08/30/17	2,169	152	-
Goldman Sachs International	Dollar Tree	Fed Funds 1-Day - 0.45%	Total Return	10/12/17	28,550	1,996	-
Goldman Sachs International	Dollar Tree	LIBOR 1-Month - 0.50%	Total Return	02/22/18	15,421	1,078	-
Goldman Sachs International	Dollar Tree	LIBOR 1-Month - 0.50%	Total Return	02/22/18	3,001	210	-
Goldman Sachs International	eBay	Fed Funds 1-Day - 0.45%	Total Return	06/14/18	27,316	954	-
Goldman Sachs International	EOG Resources	LIBOR 1-Month - 0.50%	Total Return	04/18/18	15,096	1,366	-
Goldman Sachs International	Las Vegas Sands	Fed Funds 1-Day - 0.45%	Total Return	09/11/17	17,647	1,127	-
Goldman Sachs International	Las Vegas Sands	LIBOR 1-Month - 0.50%	Total Return	02/22/18	29,011	1,854	-
Goldman Sachs International	Nike	LIBOR 1-Month - 0.50%	Total Return	04/18/18	14,521	857	-
Goldman Sachs International	Priceline Group	Fed Funds 1-Day - 0.45%	Total Return	06/06/18	66	123	-
Goldman Sachs International	Realogy Holdings	LIBOR 1-Month - 0.50%	Total Return	08/17/17	50,300	1,632	-
Goldman Sachs International	Realogy Holdings	LIBOR 1-Month - 0.50%	Total Return	08/17/17	27,112	880	-
Goldman Sachs International	Schlumberger	Fed Funds 1-Day - 0.45%	Total Return	09/06/17	19,343	1,274	-
Goldman Sachs International	Southwestern Energy	LIBOR 1-Month - 0.50%	Total Return	08/17/17	73,100	444	-
Goldman Sachs International	Southwestern Energy	LIBOR 1-Month - 0.50%	Total Return	02/23/18	28,721	175	-
Goldman Sachs International	Southwestern Energy	Fed Funds 1-Day - 0.45%	Total Return	06/14/18	71,196	433	-
Goldman Sachs International	Visa	LIBOR 1-Month - 0.50%	Total Return	02/13/18	6,888	646	-
Goldman Sachs International	Visa	Fed Funds 1-Day - 0.45%	Total Return	06/06/18	8,734	819	-
Goldman Sachs International	Walt Disney	LIBOR 1-Month - 0.50%	Total Return	03/30/18	2,672	284	-
							$-

For the period ended June 30, 2017, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $92,477 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Traded in Canadian Dollar.
(a)	Underlying security for a total return swap.
(b)	Some or all is pledged as collateral for securities sold short, not yet purchased in the total amount of $33,355 (000).
(c)	Security considered Master Limited Partnership. At June 30, 2017, these securities amounted to $5,743 (000) or 6.2% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
REIT — Real Estate Investment Trust

Amounts designated as “— “ are $0 or have been rounded to $0.

†	At June 30, 2017, the tax basis cost of the Fund's investments was $57,972 (000) and the unrealized appreciation and depreciation were $32,024 (000) and ($1,703) (000), respectively.
††
At June 30, 2017, the tax basis proceeds of the Fund's securities sold short, not yet purchased was $53,593 (000) and the unrealized appreciation and depreciation were $2,277 (000) and ($7,228) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1400

RiverPark Strategic Income Fund June 30, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 61.4%
Consumer Discretionary – 23.1%
Brunswick
4.625%, 05/15/21 (a)	$7,016	$7,170
Chester Downs & Marina
9.250%, 02/01/20 (a)	6,087	6,300
Coach
4.250%, 04/01/25	5,614	5,735
4.125%, 07/15/27	638	632
3.000%, 07/15/22	638	630
Comcast
3.300%, 02/01/27	314	318
3.000%, 02/01/24	157	159
DPH Holdings
6.550%, 06/15/06 (b)	96,848	4,600
Ford Motor Credit
2.018%, 06/12/20 (c)	6,908	6,912
Hot Topic
9.250%, 06/15/21 (a)	1,276	1,231
International Automotive Components Group
9.125%, 06/01/18 (a)	11,673	11,469
Jo-Ann Stores
8.125%, 03/15/19 (a)	8,400	8,411
LBI Media
10.000%, 04/15/19 (a)	4,628	4,628
McGraw-Hill Global Education Holdings
7.875%, 05/15/24 (a)	1,646	1,599
MHGE Parent
8.500%, 08/01/19 (a)	10,419	10,471
Michaels Stores
5.875%, 12/15/20 (a)	6,349	6,508
Postmedia Network
8.250%, 07/15/21 (a)	2,094	1,373
Ruby Tuesday
7.625%, 05/15/20	2,977	2,836
Salem Media Group
6.750%, 06/01/24 (a)	821	843
Sirius XM Radio
4.250%, 05/15/20 (a)	9,060	9,170
SiTV
10.375%, 07/01/19 (a)	5,213	3,701
TEGNA
5.125%, 10/15/19	4,298	4,400
Walt Disney
2.950%, 06/15/27	319	317
		99,413
Consumer Staples – 6.8%
BI-LO
9.250%, 02/15/19 (a)	6,709	5,769
Carolina Beverage Group
10.625%, 08/01/18 (a)	6,906	6,958
DS Services of America
10.000%, 09/01/21 (a)	10,658	11,324
Fresh Market
9.750%, 05/01/23 (a)	2,945	2,478
Southern States Cooperative
10.000%, 08/15/21 (a)	2,720	2,591
		29,120
Energy – 1.9%
Express Pipeline
7.390%, 12/31/17 (a)	139	142
Golar LNG Partners
5.572%, 05/22/20 (c)	3,800	3,676
Sanjel
7.500%, 06/19/19 (a) (b)	2,700	—
Westmoreland Coal
8.750%, 01/01/22 (a)	4,664	4,128
		7,946
Financials – 0.2%
Toll Road Investors Partnership
3.068%, 02/15/45 (a) (d)	3,721	900

Health Care – 0.4%
AMAG Pharmaceuticals
7.875%, 09/01/23 (a)	1,933	1,868

Industrials – 14.1%
America West Airlines Pass-Through Trust, Ser 2000-1
8.057%, 07/02/20	271	311
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21	1,096	1,189
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
6.236%, 03/15/20	224	233
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	716	791
Euronav Luxembourg
7.500%, 05/31/22 (a)	1,000	990
HC2 Holdings
11.000%, 12/01/19 (a)	12,539	12,884
International Wire Group Holdings
10.750%, 08/01/21 (a)	9,137	8,402
Mueller Industries
6.000%, 03/01/27	18,712	19,273
Spirit AeroSystems
5.250%, 03/15/22	10,610	11,011
Waste Italia
1.097%, 11/15/19 (a) (b)	4,585	550
Xerium Technologies
9.500%, 08/15/21	4,645	4,947
		60,581
Information Technology – 0.6%
Apple
1.680%, 02/09/22 (c)	627	634

RiverPark Strategic Income Fund June 30, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
j2 Cloud Services
8.000%, 08/01/20	$1,443	$1,480
6.000%, 07/15/25 (a)	638	660
		2,774
Materials – 7.8%
CEMEX Finance
9.375%, 10/12/22 (a)	2,633	2,804
Chemtura
5.750%, 07/15/21	10,886	11,216
Consolidated Container
10.125%, 07/15/20 (a)	2,435	2,503
Hexion
13.750%, 02/01/22 (a)	2,697	2,387
10.375%, 02/01/22 (a)	4,230	4,209
10.000%, 04/15/20	1,887	1,882
INVISTA Finance
4.250%, 10/15/19 (a)	1,831	1,896
Kraton Polymers
10.500%, 04/15/23 (a)	2,131	2,472
Real Alloy Holding
10.000%, 01/15/19 (a)	4,058	3,946
		33,315
Real Estate – 4.2%
Avison Young Canada
9.500%, 12/15/21 (a)	1,165	1,168
Crescent Communities
8.875%, 10/15/21 (a)	2,383	2,514
Homefed
6.500%, 06/30/18 (a)	14,041	14,146
		17,828
Telecommunication Services – 2.3%
SBA Tower Trust
3.598%, 04/15/18 (a)	6,024	6,028
T-Mobile USA
6.125%, 01/15/22	3,826	4,030
		10,058
Total Corporate Obligations
(Cost $272,345) (000)		263,803

Commercial Paper (d) — 16.3%
Ford Motor Credit
1.988%, 05/16/18	5,740	5,641
1.612%, 09/01/17	3,760	3,750
ITT
1.551%, 07/07/17	2,870	2,869
Kraft Heinz Foods
1.502%, 07/13/17	10,200	10,194
Molex Electronic Technologies
1.401%, 07/10/17	10,200	10,196
Molson Coors Brewing
1.502%, 07/13/17	5,660	5,657
1.502%, 07/17/17	4,245	4,242
NetApp
1.362%, 07/24/17	10,200	10,190
ONEOK Partners
1.772%, 07/18/17	2,550	2,548
1.720%, 07/14/17	7,650	7,646
Viacom
1.803%, 08/02/17	7,310	7,300
Total Commercial Paper
(Cost $70,235) (000)		70,233

Bank Loan Obligations — 15.7%
AMC Networks
2.589%, 12/16/19	1,852	1,851
AMF Bowling Centers
11.000%, 02/16/24	8,329	8,510
Appvion
7.750%, 06/28/19	3,659	3,537
Dell
3.550%, 09/07/23	9,326	9,357
3.480%, 06/02/21	3,461	3,464
Eastman Kodak
7.422%, 09/03/19	5,514	5,487
Envigo Holdings
9.540%, 11/03/21	3,734	3,692
Fram Group Holdings
7.795%, 12/21/21	3,592	3,583
Hampton Rubber
5.227%, 03/27/21	2,797	2,549
Internap
8.000%, 03/29/22	5,674	5,738
Kingpin Holdings
0.000%, 06/29/24 (e)	1,275	1,280
Lee Enterprises
12.000%, 12/15/22	3,336	3,461
7.295%, 03/31/19	620	618
LSC Communications
7.045%, 09/26/22	4,047	4,072
Melissa & Doug
0.000%, 06/19/24 (e)	2,550	2,566
Optima Specialty Steel
11.100%, 10/31/17	2,118	2,118
Reddy Ice
6.750%, 05/01/19	5,460	5,389
Surgery Center Holdings
0.000%, 12/31/17 (f)	6,376	—

Total Bank Loan Obligations
(Cost $67,015) (000)		67,272

Convertible Bonds — 1.9%
Clearwire Communications
8.250%, 12/01/40 (a)	4,320	4,450

RiverPark Strategic Income Fund June 30, 2017 (Unaudited)

Description	Face Amount (000)/Shares	Value (000)
ModusLink Global Solutions
5.250%, 03/01/19	$698	$662
Prospect Capital
5.750%, 03/15/18	3,135	3,213
Total Convertible Bonds
(Cost $8,257) (000)		8,325

Total Investments — 95.3%
(Cost $417,852) (000) †		$409,633

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (2.7)%
Consumer Discretionary – (0.5)%
L Brands
5.625%, 10/15/23	$(1,000)	$(1,072)
Target
3.500%, 07/01/24	(1,000)	(1,037)
		(2,109)
Financials – (0.5)%
Barclays
5.200%, 05/12/26	(2,000)	(2,112)

Industrials – (0.4)%
Covanta Holding
5.875%, 03/01/24	(2,000)	(1,955)

Information Technology – (1.3)%
Lam Research
3.800%, 03/15/25	(1,000)	(1,023)
Western Digital
10.500%, 04/01/24	(3,800)	(4,492)
		(5,515)
Total Corporate Obligations
(Proceeds $11,591) (000)		(11,691)

Exchange-Traded Fund — (0.1)%
iShares iBoxx $ High Yield Corporate Bond ETF	(5,000)	(442)
Total Exchange-Traded Fund
(Proceeds $441) (000)		(442)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $12,032) (000) ††		$(12,133)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Depreciation (000)
Brown Brothers Harriman	7/3/17	EUR	436	USD	492	$(6)
Brown Brothers Harriman	7/5/17	CAD	1,996	USD	1,477	(62)
						$(68)

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$263,803	$—	$263,803
Commercial Paper	—	70,233	—	70,233
Bank Loan Obligations	—	67,272	—	67,272
Convertible Bonds	—	8,325	—	8,325
Total Investments in Securities	$—	$409,633	$—	$409,633

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(11,691)	$—	$(11,691)
Exchange-Traded Fund	(442)	—	—	(442)
Total Securities Sold Short, Not Yet Purchased	$(442)	$(11,691)	$—	$(12,133)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards**
Unrealized Depreciation	$—	$(68)	$—	$(68)
Total Other Financial Instruments	$—	$(68)	$—	$(68)

**
Forward contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $429,625 (000).
(a)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)	Security in default on interest payments.
(c)	Variable rate security - Rate disclosed is the rate in effect on June 30, 2017.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(e)	Unsettled bank loan.
(f)	Unfunded loan commitment.

CAD — Canadian Dollar
Cl — Class
ETF — Exchange-Traded Fund
EUR — Euro
Ser — Series
USD — United States Dollar

†	At June 30, 2017, the tax basis cost of the Fund's investments was $417,852 (000) and the unrealized appreciation and depreciation were $3,596 (000) and ($11,815) (000), respectively.

††
At June 30, 2017, the tax basis proceeds of the Fund's securities sold short, not yet purchased was $12,032 (000) and the unrealized appreciation and depreciation were $39 (000) and ($140) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1400

RiverPark Focused Value Fund June 30, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 95.0%
Consumer Discretionary – 14.2%
Las Vegas Sands	38,300	$2,447
Liberty Global, Cl A*	14,400	463
Liberty Global, Cl C*	52,100	1,624
Liberty Global LiLAC, Cl A*	9,227	201
Liberty Interactive QVC Group, Cl A*	49,600	1,217
		5,952
Energy – 10.4%
Magellan Midstream Partners LP (a)	13,300	948
Marathon Petroleum	65,100	3,407
		4,355
Financials – 9.1%
Ally Financial	92,400	1,931
The Blackstone Group LP (a)	56,700	1,891
		3,822
Health Care – 10.7%
Allergan	6,200	1,507
Anthem	7,000	1,317
Express Scripts Holding*	25,800	1,647
		4,471
Industrials – 8.9%
AerCap Holdings*	39,900	1,852
Macquarie Infrastructure	23,900	1,874
		3,726
Information Technology – 12.2%
Alliance Data Systems	6,900	1,771
Broadcom, Cl A	5,100	1,188
Western Digital	24,500	2,171
		5,130
Materials – 10.3%
CF Industries Holdings	79,200	2,214
LyondellBasell Industries, Cl A	24,700	2,085
		4,299
Real Estate – 11.1%
American Tower REIT, Cl A	7,800	1,032
Colony NorthStar REIT, Cl A	120,900	1,703
Realogy Holdings	59,100	1,918
		4,653
Utilities – 8.1%
Calpine*	250,600	3,391

Total Common Stock
(Cost $38,748) (000)		39,799

Total Investments — 95.0%
(Cost $38,748) (000) †		$39,799

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $41,883 (000).
*	Non-income producing security.
(a)	Security considered Master Limited Partnership. At June 30, 2017, these securities amounted to $2,839 (000) or 6.8% of Net Assets.

Cl — Class
LP — Limited Partnership
REIT — Real Estate Investment Trust

†
At June 30, 2017, the tax basis cost of the Fund's investments was $38,748 (000) and the unrealized appreciation and depreciation were $4,414 (000) and ($3,363) (000), respectively.

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1400

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: August 28, 2017

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: August 28, 2017

*	Print the name and title of each signing officer under his or her signature.